EQUITY AND SHARE BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Information in Respect of Options and Restricted Shares Granted
Information in respect of options and restricted shares granted under the Plan:

	Through December 31, 2018
	Number of options	Number of RSAs
Granted	33,840,569	5,112,078
Shares issued upon exercises and vesting	(6,524,865)	(2,409,314)
Cancelled upon net exercises, expiration
and forfeitures	(17,618,438)	(1,493,243)
Outstanding	9,697,266	1,209,521
Of which:
Exercisable	6,266,965
Vest in 2019	1,352,861	516,869
Vest in 2020	1,096,972	389,199
Vest in 2021	777,962	254,937
Vest in 2022	202,506	48,516

Schedule of Options and RSAs Status Summary
Options and RSAs status summary as of December 31, 2016, 2017 and 2018 and the changes therein during the years ended on those dates:

	Year ended December 31
	2016		2017		2018
	Number	Weighted average exercise price	Number	Weighted average exercise price	Number	Weighted average exercise price
Share Options:		NIS		NIS		NIS
Outstanding at the beginning of the year	12,686,317	29.52	11,285,901	29.14	8,708,483	29.67
Granted during the year	998,433	18.14	1,201,358	19.45	2,536,362	18.59
Exercised during the year	(284,251)	15.74	(1,906,991)	17.38	(778,616)	17.11
Forfeited during the year	(1,219,648)	20.58	(988,566)	22.91	(307,055)	18.79
Expired during the year	(894,950)	38.16	(883,219)	43.10	(461,908)	28.17
Outstanding at the end of the year	11,285,901	29.14	8,708,483	29.67	9,697,266	28.19
Exercisable at the end of the year	5,912,904	37.77	5,190,586	36.66	6,266,965	33.39
Shares issued during the year due exercises	47,484		319,259		94,276

RSAs:
Outstanding at the beginning of the year	2,900,626		1,955,414		1,344,297
Granted during the year	417,176		507,146		813,310
Vested during the year	(858,397)		(753,106)		(791,796)
Forfeited during the year	(503,991)		(365,157)		(156,290)
Outstanding at the end of the year	1,955,414		1,344,297		1,209,521

	Options granted in 2016	Options granted in 2017	Options granted in 2018
Weighted average fair value of options granted using the
Black & Scholes option-pricing model – per option (NIS)	5.02	5.43	4.36
The above fair value is estimated on the grant date based on the following weighted average assumptions:
Expected volatility	39.5%	37.6%	34.14%
Risk-free interest rate	0.54%	0.53%	0.79%
Expected life (years)	3	3	3.16
Dividend yield	*	*	*

*   Due to the Full Dividend Mechanism the expected dividend yield used in the fair value determination of such options was 0% for the purpose of using the Black & Scholes option-pricing model.

Schedule of Information About Outstanding Options by Expiry Dates
Share options outstanding as of December 31, 2018 have the following expiry dates and exercise prices:

Expire in	Number of share options	Weighted average exercise price in NIS
2019	1,535,250	46.99
2020	2,073,311	38.95
2021	1,930,493	20.52
2022	683,971	22.82
2023	937,879	19.32
2024	2,536,362	18.59
	9,697,266	28.19